Operating Leases Operating Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 54,292
2023	45,469
2024	29,607
2025	20,758
2026	17,714
Thereafter	59,858
Total future minimum lease payments	227,698
Lease imputed interest	(18,266)
Total	$ 209,432